Fair Value Measurements - Summary of Changes in the Carrying Amount of Contingent Consideration Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Contingent Consideration [Line Items]
Fair value, beginning of the year	$ (1,725)	$ (1,004)
Consideration payable		(786)
Net changes in fair value	753	65
Fair value, end of the year	$ (972)	$ (1,725)